CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	Rp 148,415	$ 9,221	Rp 148,458	Rp 146,268
Cash receipts from interests	1,366	85	1,049	865
Cash receipts from tax refund	1,144	71	681	2,411
Cash payments for expenses	(51,273)	(3,186)	(53,410)	(45,559)
Cash payments to employees	(16,364)	(1,017)	(16,116)	(14,052)
Cash payments for corporate and final income taxes	(11,528)	(716)	(10,746)	(8,465)
Cash payments for finance costs	(5,295)	(329)	(4,748)	(4,064)
Cash payments for short-term and low-value lease assets	(3,693)	(229)	(3,770)	(3,873)
Cash payments for value added taxes - net	(1,691)	(105)	(1,410)	(515)
Cash receipts from others - net	519	32	593	338
Net cash provided by operating activities	61,600	3,827	60,581	73,354
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment	717	45	100	526
Proceeds from (placement in) other current financial assets - net	339	21	(315)	(854)
Proceeds from insurance claims	143	9	199	299
Dividend received from associated company	3	0	14	17
Purchase of property and equipment	(26,005)	(1,616)	(33,603)	(35,010)
Purchase of intangible assets	(3,658)	(227)	(2,817)	(3,259)
Business acquisition - net of cash acquired	(635)	(39)
(Increase) decrease in advances and other assets	(330)	(21)	(149)	560
Addition of long-term investment in financial instrument	(30)	(2)	(340)	(1,401)
Net cash used in investing activities	(29,456)	(1,830)	(36,911)	(39,122)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	52,653	3,271	38,834	35,958
Proceeds from issuance of new shares of subsidiaries	322	20	2,961	45
Repayments of loans and other borrowings	(47,607)	(2,957)	(35,323)	(44,304)
Cash dividend paid to the Company's stockholders	(17,683)	(1,099)	(16,603)	(14,856)
Cash dividend paid to non-controlling interests of subsidiaries	(7,099)	(441)	(9,803)	(10,103)
Repayments of principal portion of lease liabilities	(7,387)	(459)	(6,600)	(7,024)
Shares buyback of subsidiary	(704)	(44)	(31)	(681)
Net cash used in financing activities	(27,505)	(1,709)	(26,565)	(40,965)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,639	288	(2,895)	(6,733)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	260	16	(44)	370
ALLOWANCE FOR EXPECTED CREDIT LOSSES	(1)	0	(1)	(1)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	29,007	1,802	31,947	38,311
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	Rp 33,905	$ 2,106	Rp 29,007	Rp 31,947